UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/22

Explanatory Note:

This N-CSR is being filed to correct the Class/Contract Information for the Templeton International Climate Change Fund within the EDGAR submission details. There were no changes on the Form N-CSR that was filed on October 31, 2022 (accession number 0001868420-22-000214).

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2022, global
equities benefited earlier in the period from ongoing
COVID-19 vaccination programs and some easing of
restrictions. However, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries, which led many of
the world’s central banks to adopt less accommodative
monetary policies in 2022, hindering stocks. New lockdowns
by China to limit the spread of COVID-19 variants also
pressured emerging market stocks, especially in Asia, and
Russia’s invasion of Ukraine increased investor uncertainty
given the resulting disruption of global trade and commodity markets. In this environment, stocks in global developed and emerging markets excluding the U.S., as measured by the
MSCI All Country World Index ex USA Index-NR (net of tax
withholding when dividends are paid), posted a -19.52% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Foreign Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Foreign Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Foreign Fund
This annual report for Templeton Foreign Fund covers the
fiscal year ended August 31, 202 2 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a -15.25% cumulative
total return for the 12 months under review. In comparison,
the MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed and
emerging markets excluding the U.S., posted a -19.52%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -15.88%
total return for the 12 months ended August 31, 2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt
less accommodative stances regarding monetary policy
in 2022, hindering stocks. New lockdowns imposed by
China’s government to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
Geographic Composition
8/31/22
% of Total
Net Assets
Europe 53.2%
Asia 39.8%
North America 5.4%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Templeton Foreign Fund

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Annual Report
measured by the MSCI Europe Index-NR, posted a -21.57%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -20.73% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by China’s government, which negatively impacted
education- and technology-related businesses, and investor
concerns about the solvency of several large property
developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -21.80% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some other countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to seek to hedge (protect)
against currency risks.
Manager’s Discussion
Templeton Foreign Fund outperformed its benchmark
MSCI ACWI ex-USA Index during the 12-month period
due to a combination of stock selection and favorable
sector allocations. The Fund’s deeper value profile created
favorable positioning during a period when the Fed began
to take rising inflation seriously and pivoted toward a less accommodative monetary policy. Rising interest rates
favored value stocks at the expense of growth stocks and
caused investors to refocus on business fundamentals and
re-prioritize the importance of cash flow and profitability.
This, in our experience, is how markets traditionally
worked—as discounting mechanisms for future earnings—
though the post-pandemic era of ultra-stimulative monetary
policy saw investors shift their focus to more speculative
bets on the future. As conditions reverted to a more normal
market environment during the period, relative performance
continued to improve, and the Fund finished August 2022
ahead of its benchmark calendar year-to-date as well as on
trailing one-year and two-year horizons.
Top 10 Industries
8/31/22
% of Total
Net Assets
a
Banks 14.2%
Oil, Gas & Consumable Fuels 11.5%
Internet & Direct Marketing Retail 7.0%
Semiconductors & Semiconductor Equipment 6.1%
Pharmaceuticals 5.4%
Auto Components 5.1%
Industrial Conglomerates 4.5%
Aerospace & Defense 4.4%
Automobiles 4.4%
Technology Hardware, Storage & Peripherals 3.7%
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
United Kingdom 21.5%
Japan 12.7%
Germany 11.7%
Netherlands 10.1%
China 9.5%
South Korea 7.4%
United States 5.4%
France 5.0%
Hong Kong 3.6%
Taiwan 2.6%

Templeton Foreign Fund

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Annual Report
From a sector standpoint, the bulk of relative strength came from the cyclical industrials and energy sectors. The Fund’s overweighted industrials holdings finished with a slight
absolute loss, though that compared favorably to the more
than 20% loss among the index’s industrials stocks. Array
Technologies, a specialist in ground-mounting systems for
solar energy projects, was the industrials sector’s biggest
contributor. Shares rallied after the firm reported better-than-
expected revenues and continued margin expansion and
U.S. President Joe Biden issued policies favorable to the
solar sector, including blocking new tariffs and introducing new tax incentives as part of the Inflation Reduction Act
that was signed into law late in the period. Other notable
industrials contributors included defense contractors like
BAE Systems (U.K.) and Dassault Aviation (France), both of
which advanced as heightened geopolitical tensions raised
demand for weapons and reconnaissance systems.
An overweighted allocation and stock selection in energy
also outperformed, with the sector contributing the Fund’s
two strongest single-stock holdings, U.K.-based integrated
oil majors BP and Shell. The stocks rallied on a combination of decade-high energy prices and record earnings results
(Shell made over $9 billion of profit and BP over $6 billion in
2022’s first quarter, nearly triple what they made in the same period in 2021). Strong supply-and-demand fundamentals
have persisted, with oil demand increasing globally as travel and economic activity recovered from pandemic restrictions
and the Russia-Ukraine conflict significantly increased the
risks to future oil supply. Despite the strong move in energy prices and resilient performance of energy-related equities, we still believe many integrated oil stocks are significantly undervalued, with near-term free cash flow yields
approaching 20% and being used to fund solid payouts and
significant share repurchases. We view elevated oil prices in many cases as a free call option on these stocks, which in
our view represent good value even at the more normalized
price levels of $60-70 per barrel that are embedded in our
company models.
The Fund’s information technology and communication
services sectors also outperformed, benefiting from
stock selection and favorable underweighted allocations
to higher-growth sectors that fell out of favor during the
period. However, neither sector had a top-10 single-stock
contributor. Health care, real estate and materials also all outperformed to lesser degrees.
Turning to detractors, stock-specific weakness in the
consumer discretionary sector negatively impacted
performance during the period. The sector was responsible
for the Fund’s two biggest individual detractors: European
food delivery service Just Eat Takeaway.com, and French
automobile parts maker Faurecia. Just Eat declined amid
ongoing concerns about competition and profitability.
Nevertheless, we were encouraged by a constructive
earnings call during the period and believe management is
taking appropriate steps to unlock value for shareholders.
Investors will want to see the strategic divestiture of
certain assets (which management is exploring), more
consistency hitting guidance targets, and an improving
competitive environment that shifts from “growth at any
cost” to “profitable growth.” We see numerous catalysts
that should help Just Eat achieve these goals, creating
what we believe to be considerable upside potential from
current depressed valuation levels. Meanwhile, Faurecia
slumped after management lowered guidance, citing
continued bottlenecks in the semiconductor supply chain that are limiting automobile production as well as the margin-
compressing impact of rising input costs. Price weakness
was exacerbated by a rights issue in June 2022 intended to
shore up the balance sheet following the large acquisition of automotive lighting specialist Hella (not a Fund holding prior to acquisition), though the stock stabilized somewhat by the end of the period after the issuance overhang was removed
and management reported improved earnings and progress
with its asset disposal plan. Over the longer-term, we
continue to see significant upside potential in the combined
Faurecia and Hella from current valuation levels.
Utilities and financials holdings also underperformed, albeit to lesser extents. While there were no utilities holdings
among the 10 biggest detractors, in financials, pan-Asian
life insurer Prudential came under pressure as regulatory
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 5.3%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.9%
Oil, Gas & Consumable Fuels, Netherlands
Samsung Electronics Co. Ltd. 3.2%
Technology Hardware, Storage & Peripherals,
South Korea
Standard Chartered plc 2.9%
Banks, United Kingdom
Hitachi Ltd. 2.6%
Industrial Conglomerates, Japan
Taiwan Semiconductor Manufacturing Co. Ltd. 2.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Bayer AG 2.5%
Pharmaceuticals, Germany
Housing Development Finance Corp. Ltd. 2.4%
Diversified Financial Services, India
Alibaba Group Holding Ltd. 2.4%
Internet & Direct Marketing Retail, China
SBM Offshore NV 2.4%
Energy Equipment & Services, Netherlands

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Annual Report
tightening and slowing growth in China led to decelerating
new business in this key end market. However, we believe
current growth headwinds in China are likely to be transient and that long-term growth opportunities in this attractive
market remain robust for an industry leader like Prudential.
The stock currently trades near the lower end of its historical valuation range and at a significant discount to peers. In our view, Prudential is a core holding that we expect will benefit from Asia’s rising middle class, low insurance penetration
and ageing demographics.
From a regional standpoint, all major regions outperformed,
led by stock selection in Europe (where the U.K. was the
Fund’s biggest country-level contributor) and Asia (where
stock selection in Japan and China notably contributed). The
Fund’s limited holdings in North America also contributed to outperformance during the period.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute

Performance Summary as of August 31, 2022
Templeton Foreign Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -15.25% -19.89%
5-Year -8.07% -2.76%
10-Year +35.49% +2.51%
Advisor
1-Year -14.99% -14.99%
5-Year -6.88% -1.41%
10-Year +38.78% +3.33%
See page 9 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/12–8/31/22)
Advisor Class
(9/1/12–8/31/22)

Templeton Foreign Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Deriv-
atives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the antici-
pated benefits, and may realize losses when a counterparty fails to perform as promised. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Share Class
Net Investment
Income
A $0.2951
C $0.2131
R $0.2795
R6 $0.3281
Advisor $0.3165
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.15%
Advisor 0.85% 0.90%

Your Fund’s Expenses
Templeton Foreign Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $870.50 $5.26 $1,019.58 $5.68 1.12%
C $1,000 $866.40 $8.75 $1,015.83 $9.45 1.86%
R $1,000 $868.80 $6.45 $1,018.30 $6.97 1.37%
R6 $1,000 $872.00 $3.76 $1,021.18 $4.06 0.80%
Advisor $1,000 $872.20 $4.08 $1,020.85 $4.41 0.86%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.77 $6.22 $6.61 $7.69 $7.81
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.18
c
0.10 0.19 0.12
Net realized and unrealized gains (losses) ........... (1.28) 1.46 (0.25) (1.09) (0.13)
Total from investment operations .................... (1.15) 1.64 (0.15) (0.90) (0.01)
Less distributions from:
Net investment income .......................... (0.30) (0.09) (0.24) (0.18) (0.11)
Net asset value, end of year ....................... $6.32 $7.77 $6.22 $6.61 $7.69
Total return
d
................................... (15.25)% 26.57% (2.76)% (11.73)% (0.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.15% 1.19% 1.15% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.07% 1.10% 1.08% 1.11%
e
Net investment income ........................... 1.80% 2.45%
c
1.55% 2.69% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $1,418,293 $1,990,939 $1,766,365 $2,395,260 $2,929,181
Portfolio turnover rate ............................ 29.07% 37.85%
f
42.37%
f
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.70 $6.17 $6.54 $7.49 $7.60
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.13
c
0.05 0.12 0.06
Net realized and unrealized gains (losses) ........... (1.27) 1.43 (0.25) (1.05) (0.12)
Total from investment operations .................... (1.20) 1.56 (0.20) (0.93) (0.06)
Less distributions from:
Net investment income .......................... (0.21) (0.03) (0.17) (0.02) (0.05)
Net asset value, end of year ....................... $6.29 $7.70 $6.17 $6.54 $7.49
Total return
d
................................... (15.95)% 25.55% (3.42)% (12.40)% (0.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.91% 1.90% 1.94% 1.90% 1.91%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.82% 1.85% 1.83% 1.86%
e
Net investment income ........................... 1.03% 1.81%
c
0.81% 1.94% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $23,962 $39,083 $54,093 $87,160 $281,640
Portfolio turnover rate ............................ 29.07% 37.85%
f
42.37%
f
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.58 $6.08 $6.47 $7.53 $7.65
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.16
c
0.08 0.17 0.10
Net realized and unrealized gains (losses) ........... (1.25) 1.42 (0.24) (1.07) (0.12)
Total from investment operations .................... (1.14) 1.58 (0.16) (0.90) (0.02)
Less distributions from:
Net investment income .......................... (0.28) (0.08) (0.23) (0.16) (0.10)
Net asset value, end of year ....................... $6.16 $7.58 $6.08 $6.47 $7.53
Total return .................................... (15.54)% 26.29% (3.03)% (11.96)% (0.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.40% 1.44% 1.40% 1.41%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.32% 1.35% 1.33% 1.36%
d
Net investment income ........................... 1.57% 2.21%
c
1.33% 2.44% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $103,984 $123,744 $109,187 $127,546 $148,638
Portfolio turnover rate ............................ 29.07% 37.85%
e
42.37%
e
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $6.12 $6.51 $7.58 $7.70
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.21
c
0.12 0.22 0.15
Net realized and unrealized gains (losses) ........... (1.26) 1.43 (0.24) (1.08) (0.12)
Total from investment operations .................... (1.11) 1.64 (0.12) (0.86) 0.03
Less distributions from:
Net investment income .......................... (0.33) (0.12) (0.27) (0.21) (0.15)
Net asset value, end of year ....................... $6.20 $7.64 $6.12 $6.51 $7.58
Total return .................................... (14.98)% 27.02% (2.38)% (11.34)% 0.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.79% 0.79% 0.77% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.73% 0.69% 0.70% 0.68% 0.68%
d
Net investment income ........................... 2.13% 2.86%
c
1.96% 3.09% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $290,974 $531,344 $594,452 $906,474 $1,496,328
Portfolio turnover rate ............................ 29.07% 37.85%
e
42.37%
e
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $6.12 $6.51 $7.58 $7.70
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.20
c
0.11 0.20 0.14
Net realized and unrealized gains (losses) ........... (1.26) 1.43 (0.24) (1.07) (0.12)
Total from investment operations .................... (1.11) 1.63 (0.13) (0.87) 0.02
Less distributions from:
Net investment income .......................... (0.32) (0.11) (0.26) (0.20) (0.14)
Net asset value, end of year ....................... $6.21 $7.64 $6.12 $6.51 $7.58
Total return .................................... (14.99)% 26.88% (2.57)% (11.53)% 0.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.90% 0.94% 0.90% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.82% 0.85% 0.83% 0.86%
d
Net investment income ........................... 2.06% 2.80%
c
1.79% 2.94% 1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $602,921 $620,885 $857,179 $857,482 $1,627,827
Portfolio turnover rate ............................ 29.07% 37.85%
e
42.37%
e
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Schedule of Investments, August 31, 2022
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 98.4%
China 9.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,853,470 $ 57,904,185
a,b
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 21,411,074
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 18,304,255
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 235,943 38,831,499
a
Prosus NV ..................... Internet & Direct Marketing Retail 866,590 53,560,811
a
Vipshop Holdings Ltd., ADR ........ Internet & Direct Marketing Retail 3,507,652 40,723,840
230,735,664
France 5.0%
Dassault Aviation SA .............. Aerospace & Defense 283,450 38,924,150
a
Faurecia SE .................... Auto Components 3,058,519 43,859,564
Valeo ......................... Auto Components 2,086,923 39,861,796
122,645,510
Germany 11.7%
Bayer AG ...................... Pharmaceuticals 1,161,127 61,406,621
Bayerische Motoren Werke AG ...... Automobiles 675,347 49,756,176
b
Continental AG .................. Auto Components 718,639 41,373,095
c
Covestro AG, 144A, Reg S ......... Chemicals 787,415 23,740,901
E.ON SE ....................... Multi-Utilities 3,713,367 31,671,923
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 864,099 29,584,742
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,918,603 46,943,690
284,477,148
Hong Kong 3.6%
AIA Group Ltd. .................. Insurance 5,643,433 54,296,458
Prudential plc, (GBP Traded) ........ Insurance 2,588,841 27,165,631
Prudential plc, (HKD Traded) ........ Insurance 589,500 6,190,782
87,652,871
India 2.4%
Housing Development Finance Corp.
Ltd. ......................... Diversified Financial Services 1,952,237 59,072,955
Ireland 1.3%
CRH plc ....................... Construction Materials 881,749 32,559,270
Japan 12.7%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,078,000 13,118,319
Hitachi Ltd. ..................... Industrial Conglomerates 1,285,829 64,242,692
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 56,343,493
Seria Co. Ltd. ................... Multiline Retail 1,071,607 20,901,141
Sony Group Corp. ................ Household Durables 328,794 26,140,210
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,252,643 39,416,463
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 46,198,748
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,809,559 44,273,900
310,634,966
Netherlands 10.1%
EXOR NV ...................... Diversified Financial Services 486,673 29,298,758
ING Groep NV .................. Banks 4,353,748 38,156,260
SBM Offshore NV ................ Energy Equipment & Services 4,110,944 57,405,960
Shell plc ....................... Oil, Gas & Consumable Fuels 4,535,447 120,023,685
244,884,663
Portugal 1.3%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,899,995 31,315,430

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 7.4%
KB Financial Group, Inc. ........... Banks 1,474,406 $ 53,910,106
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,764,751 77,870,983
Shinhan Financial Group Co. Ltd. .... Banks 1,801,271 48,609,886
180,390,975
Spain 0.3%
a,b
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,305,222 8,086,154
Switzerland 2.0%
Adecco Group AG ................ Professional Services 1,517,003 48,075,066
Taiwan 2.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 63,499,077
Thailand 1.6%
Kasikornbank PCL ............... Banks 9,198,837 38,525,197
United Kingdom 21.5%
AstraZeneca plc ................. Pharmaceuticals 352,568 43,602,451
BAE Systems plc ................ Aerospace & Defense 4,452,998 40,097,240
BP plc ......................... Oil, Gas & Consumable Fuels 25,294,132 129,228,835
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,143,676 46,131,120
Imperial Brands plc ............... Tobacco 2,340,066 51,453,491
Informa plc ..................... Media 4,416,503 27,936,835
a,b
International Consolidated Airlines
Group SA ..................... Airlines 15,068,034 18,847,671
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,063,480 17,690,591
Lloyds Banking Group plc .......... Banks 101,127,790 51,238,398
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,577,845 29,028,992
Standard Chartered plc ............ Banks 10,106,915 69,989,973
525,245,597
United States 5.4%
a,b
Array Technologies, Inc. ........... Electrical Equipment 1,455,156 30,412,760
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 16,004 30,020,463
a
DXC Technology Co. .............. IT Services 1,832,600 45,411,828
Roche Holding AG ............... Pharmaceuticals 82,763 26,661,503
132,506,554
Total Common Stocks (Cost $2,581,429,948) ....................................
2,400,307,097
Short Term Investments 3.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.3%
Canada 2.3%
National Bank of Canada, 2.31%,
9/01/22 ...................... 50,000,000 50,000,000
Royal Bank of Canada, 2.31%, 9/01/22 5,700,000 5,700,000
55,700,000
Total Time Deposits (Cost $55,700,000) ........................................
55,700,000

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
d
Investments from Cash Collateral Received for Loaned
Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 1.864% ......... 23,064,789 $ 23,064,789
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$23,064,789) ................................................................
23,064,789
a a a a a
Total Short Term Investments (Cost $78,764,789 ) ................................
78,764,789
a a a
Total Investments (Cost $2,660,194,737) 101.6% ................................
$2,479,071,886
Other Assets, less Liabilities (1.6)% ...........................................
(38,938,656)
Net Assets 100.0% ...........................................................
$2,440,133,230
a a a
See Abbreviations on page 32.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $41,431,492, representing 1.7% of net assets.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,637,129,948
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 23,064,789
Value - Unaffiliated issuers (Includes securities loaned of $36,093,637) ................................. $2,456,007,097
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 23,064,789
Cash .................................................................................... 51,606
Receivables:
Capital shares sold ........................................................................ 1,760,100
Dividends and interest ..................................................................... 10,293,249
European Union tax reclaims (Note 1 d ) ......................................................... 756,111
Total assets .......................................................................... 2,491,932,952
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,038,767
Management fees ......................................................................... 1,354,232
Distribution fees .......................................................................... 380,646
Transfer agent fees ........................................................................ 1,380,436
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 20,957,095
Payable upon return of securities loaned (Note 1 c ) .................................................. 23,064,789
Deferred tax ............................................................................... 1,572,830
Accrued expenses and other liabilities ........................................................... 1,050,927
Total liabilities ......................................................................... 51,799,722
Net assets, at value ................................................................. $2,440,133,230
Net assets consist of:
Paid-in capital ............................................................................. $3,002,277,824
Total distributable earnings (losses) ............................................................. (562,144,594)
Net assets, at value ................................................................. $2,440,133,230

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,418,292,943
Shares outstanding ........................................................................ 224,458,333
Net asset value per share
a
.................................................................. $6.32
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $6.69
Class C:
Net assets, at value ....................................................................... $23,961,774
Shares outstanding ........................................................................ 3,808,411
Net asset value and maximum offering price per share
a
............................................. $6.29
Class R:
Net assets, at value ....................................................................... $103,983,547
Shares outstanding ........................................................................ 16,870,014
Net asset value and maximum offering price per share ............................................. $6.16
Class R6:
Net assets, at value ....................................................................... $290,974,412
Shares outstanding ........................................................................ 46,920,021
Net asset value and maximum offering price per share ............................................. $6.20
Advisor Class:
Net assets, at value ....................................................................... $602,920,554
Shares outstanding ........................................................................ 97,137,287
Net asset value and maximum offering price per share ............................................. $6.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $9,256,969)
Unaffiliated issuers ........................................................................ $86,316,046
Interest:
Unaffiliated issuers ........................................................................ 287,317
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 229,133
Non-controlled affiliates (Note 3 f ) ............................................................. 83,923
Other income (Note 1 d ) ...................................................................... 141,448
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (218,026)
Total investment income ................................................................... 86,839,841
Expenses:
Management fees (Note 3 a ) ................................................................... 20,821,430
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,211,329
    Class C ................................................................................ 320,326
    Class R ................................................................................ 586,175
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,894,157
    Class C ................................................................................ 55,128
    Class R ................................................................................ 201,360
    Class R6 ............................................................................... 279,570
    Advisor Class ............................................................................ 1,284,977
Custodian fees ............................................................................. 220,360
Reports to shareholders fees .................................................................. 436,135
Registration and filing fees .................................................................... 131,482
Professional fees ........................................................................... 166,804
Trustees' fees and expenses .................................................................. 263,999
Other .................................................................................... 203,193
Total expenses ......................................................................... 32,076,425
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,978,718)
Net expenses ......................................................................... 30,097,707
Net investment income ................................................................ 56,742,134
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 160,214,778
Foreign currency transactions ................................................................ (1,478,732)
Net realized gain (loss) .................................................................. 158,736,046
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (681,673,498)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,139,090)
Change in deferred taxes on unrealized appreciation ............................................... 1,230,835
Net change in unrealized appreciation (depreciation) ............................................ (681,581,753)
Net realized and unrealized gain (loss) ............................................................ (522,845,707)
Net increase (decrease) in net assets resulting from operations .......................................... $(466,103,573)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Foreign Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $56,742,134 $92,940,813
Net realized gain (loss) ................................................. 158,736,046 337,726,333
Net change in unrealized appreciation (depreciation) ........................... (681,581,753) 398,219,453
Net increase (decrease) in net assets resulting from operations ................ (466,103,573) 828,886,599
Distributions to shareholders:
Class A ............................................................. (68,477,455) (25,789,554)
Class C ............................................................. (999,549) (254,786)
Class R ............................................................. (4,571,272) (1,399,512)
Class R6 ............................................................ (20,850,055) (9,135,018)
Advisor Class ........................................................ (34,087,582) (14,872,436)
Total distributions to shareholders .......................................... (128,985,913) (51,451,306)
Capital share transactions: (Note 2 )
Class A ............................................................. (240,351,269) (197,236,237)
Class C ............................................................. (9,046,243) (27,080,860)
Class R ............................................................. 3,756,831 (11,727,543)
Class R6 ............................................................ (158,973,250) (176,375,993)
Advisor Class ........................................................ 133,841,510 (440,296,554)
Total capital share transactions ............................................ (270,772,421) (852,717,187)
Net increase (decrease) in net assets ................................... (865,861,907) (75,281,894)
Net assets:
Beginning of year ....................................................... 3,305,995,137 3,381,277,031
End of year ........................................................... $2,440,133,230 $3,305,995,137

Templeton Funds
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Notes to Financial Statements
Templeton Foreign Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Foreign Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
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Templeton Foreign Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $13,991,130 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended August 31, 2022, the Fund received EU reclaims in
excess of the foreign taxes paid during the year. The Fund
determined to enter into a closing agreement with the IRS
and recorded the estimated payments as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 15,055,350 $108,801,684 28,785,548 $209,553,273
Shares issued in reinvestment of distributions .......... 9,189,754 64,695,870 3,171,878 22,520,330
Shares redeemed ............................... (56,182,941) (413,848,823) (59,457,247) (429,309,840)
Net increase (decrease) .......................... (31,937,837) $(240,351,269) (27,499,821) $(197,236,237)
Class C Shares:
Shares sold ................................... 417,818 $3,009,157 641,829 $4,680,418
Shares issued in reinvestment of distributions .......... 139,410 982,841 35,520 251,483
Shares redeemed
a
.............................. (1,823,590) (13,038,241) (4,376,336) (32,012,761)
Net increase (decrease) .......................... (1,266,362) $(9,046,243) (3,698,987) $(27,080,860)
Class R Shares:
Shares sold ................................... 2,580,769 $18,083,292 2,527,401 $18,072,742
Shares issued in reinvestment of distributions .......... 662,175 4,555,764 200,428 1,392,973
Shares redeemed ............................... (2,688,708) (18,882,225) (4,363,676) (31,193,258)
Net increase (decrease) .......................... 554,236 $3,756,831 (1,635,847) $(11,727,543)
Class R6 Shares:
Shares sold ................................... 10,791,025 $76,072,674 22,666,025 $167,068,991
Shares issued in reinvestment of distributions .......... 2,743,028 18,899,459 1,210,174 8,422,812
Shares redeemed ............................... (36,204,674) (253,945,383) (51,442,655) (351,867,796)
Net increase (decrease) .......................... (22,670,621) $(158,973,250) (27,566,456) $(176,375,993)
Advisor Class Shares:
Shares sold ................................... 54,602,589 $402,173,464 29,013,447 $207,655,897
Shares issued in reinvestment of distributions .......... 4,600,357 31,742,463 2,047,132 14,268,511
Shares redeemed in-kind (Note 3h) .................. — — (48,183,921) (363,822,338)
Shares redeemed ............................... (43,367,478) (300,074,417) (41,534,758) (298,398,624)
Net increase (decrease) .......................... 15,835,468 $133,841,510 (58,658,100) $(440,296,554)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Funds
Notes to Financial Statements
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Annual Report
Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2022, the gross effective investment management fee rate was 0.695% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2022, the Fund paid transfer agent fees of $4,715,192, of which $1,623,441 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $87,334
CDSC retained .............................................................................. $5,297
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
h. Other Affiliated Transactions
During the year ended August 31, 2021, CollegeInvest (Colorado 529 Plans), an affiliated shareholder of the Fund, fully redeemed out of the Fund. As a result, on July 16, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Colorado 529 Plans, which included $32,278,642 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
During the year ended August 31, 2022, the Fund utilized $155,601,688 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $— $113,146,332 $(90,081,543) $— $— $23,064,789 23,064,789 $83,923
Total Affiliated Securities ... $— $113,146,332 $(90,081,543) $— $— $23,064,789 $83,923
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 370,153,566
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$847,339,371 and $1,134,879,481, respectively.
At August 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$23,064,789 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $128,985,913 $51,451,306
Cost of investments .......................................................................... $2,693,096,300
Unrealized appreciation ........................................................................ $347,092,546
Unrealized depreciation ........................................................................ (561,116,960)
Net unrealized appreciation (depreciation) .......................................................... $(214,024,414)
Distributable earnings:
Undistributed ordinary income ................................................................... $25,190,848
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 108,050,382 $ — $ 108,050,382
Airlines .............................. — 18,847,671 — 18,847,671
Auto Components ...................... — 125,094,455 — 125,094,455
Automobiles .......................... — 106,099,669 — 106,099,669
Banks ............................... — 346,628,568 — 346,628,568
Chemicals ........................... — 23,740,901 — 23,740,901
Construction Materials .................. — 32,559,270 — 32,559,270
Diversified Financial Services ............. — 88,371,713 — 88,371,713
Electrical Equipment .................... 30,412,760 — — 30,412,760
Energy Equipment & Services ............. — 65,492,114 — 65,492,114

Templeton Funds
Notes to Financial Statements
32
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Annual Report
Templeton Foreign Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food & Staples Retailing ................. $ — $ 44,273,900 $ — $ 44,273,900
Health Care Providers & Services .......... — 29,584,742 — 29,584,742
Hotels, Restaurants & Leisure ............. 30,020,463 — — 30,020,463
Household Durables .................... — 44,444,465 — 44,444,465
Industrial Conglomerates ................ — 110,373,812 — 110,373,812
Insurance ............................ — 87,652,871 — 87,652,871
Interactive Media & Services .............. 21,411,074 — — 21,411,074
Internet & Direct Marketing Retail .......... 40,723,840 129,155,587 — 169,879,427
IT Services ........................... 45,411,828 — — 45,411,828
Media ............................... — 27,936,835 — 27,936,835
Metals & Mining ....................... — 39,416,463 — 39,416,463
Multiline Retail ........................ — 20,901,141 — 20,901,141
Multi-Utilities .......................... — 31,671,923 — 31,671,923
Oil, Gas & Consumable Fuels ............. — 280,567,950 — 280,567,950
Pharmaceuticals ....................... — 131,670,575 — 131,670,575
Professional Services ................... — 48,075,066 — 48,075,066
Semiconductors & Semiconductor Equipment . 38,831,499 110,442,767 — 149,274,266
Technology Hardware, Storage & Peripherals . — 90,989,302 — 90,989,302
Tobacco ............................. — 51,453,491 — 51,453,491
Short Term Investments ................... 23,064,789 55,700,000 — 78,764,789
Total Investments in Securities ........... $229,876,253 $2,249,195,633
a
$— $2,479,071,886
a
Includes foreign securities valued at $2,193,495,633, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
Currency
GBP
British Pound
HKD
Hong Kong Dollar
10. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm
33
franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton Foreign Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Foreign Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)
34
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Annual Report
Templeton Foreign Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of this amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended August 31, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $945,312
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $88,279,006
Section 163(j) Interest Earned §163(j) $204,786
Amount Reported
Foreign Taxes Paid $7,956,271
Foreign Source Income Earned $68,294,602

Templeton Funds
Board Members and Officers
35
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds
37
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds
38
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds
39
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information
40
franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Funds
Shareholder Information
41
franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

104 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International
Climate Change Fund
A Series of Templeton Funds
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2022, global
equities benefited earlier in the period from ongoing
COVID-19 vaccination programs and some easing of
restrictions. However, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries, which led many of
the world’s central banks to adopt less accommodative
monetary policies in 2022, hindering stocks. New lockdowns
by China to limit the spread of COVID-19 variants also
pressured emerging market stocks, especially in Asia, and
Russia’s invasion of Ukraine increased investor uncertainty
given the resulting disruption of global trade and commodity markets. In this environment, stocks in global developed and emerging markets excluding the U.S., as measured by the
MSCI All Country World Index ex USA Index-NR (net of tax
withholding when dividends are paid), posted a -19.52% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Climate Change Fund’s annual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton International Climate Change Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 30
Tax Information 31
Board Members and Officers 32
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton International Climate Change Fund
This annual report for Templeton International Climate
Change Fund covers the fiscal year ended August 31,
2022. The Fund commenced operations on June 1, 2018,
and initiated Advisor Class shares for non-public use. The
Fund began offering Advisor Class shares to the public on
December 15, 2021, and began offering Class A, Class C
and Class R6 shares to the public on June 3, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term. Under
normal market conditions, the Fund invests at least 80%
of its net assets in “non-U.S. securities,” as defined in the prospectus. These securities are predominantly equity
securities of companies located outside the U.S., including
developing markets. Under normal market conditions,
the Fund invests predominantly in companies that we
determined to exhibit superior practices in identifying,
adapting and providing solutions to the consequences
of climate change (i.e., companies that, based on our
fundamental analysis and research, are able to successfully
transition to a lower carbon economy).
Performance Overview
The Fund’s Class A shares posted a -30.04% cumulative
total return for the 12 months under review.
1
In comparison,
the MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed and
emerging markets excluding the U.S., posted a -19.52%
cumulative total return.
2
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -15.88%
total return for the 12 months ended August 31, 2022.
2
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt
less accommodative stances regarding monetary policy
in 2022, hindering stocks. New lockdowns imposed by
China’s government to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
Geographic Composition
8/31/22
% of Total
Net Assets
Europe 61.3%
Asia 28.1%
North America 6.7%
Other 0.9%
Short-Term Investments & Other Net Assets 3.0%
1. Effective 6/3/22, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 6/3/22, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
6/3/22, actual Class A performance is used, reflecting all charges and fees applicable to that class.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

Templeton International Climate Change Fund
4
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Annual Report
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -21.57%
total return for the 12 months under review.
2
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -20.73% total return for the 12-month period.
2
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by China’s government, which negatively impacted
education- and technology-related businesses, and investor
concerns about the solvency of several large property
developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -21.80% total return
for the 12 months under review.
2
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some other countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach to select
securities of companies we believe are both undervalued
and meet our standards for transitioning to a lower carbon
economy. We focus on the market price of the company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. Our
analysis includes an assessment of the potential impacts of
material environmental, social and governance (ESG) factors
on the long-term risk and return profile of a company. We
also consider a company’s price/earnings ratio, price/cash
flow ratio, profit margins and liquidation value.
Manager’s Discussion
Templeton International Climate Change Fund
underperformed its benchmark index during the 12-month
period ending August 31, 2022.
India-based renewable energy operator Azure Power
Global was the Fund’s principal relative detractor during the reporting period. Toward the end of the period, the company
was late to publish its annual results, and its CEO resigned after concerns were raised about project assumptions.
Another significant relative detractor was Umicore (not held at period-end), Europe’s largest battery materials company.
Umicore weighed on performance following a profit warning
for both 2022 and 2023, driven by substantially lower
volumes in its cathode materials business, dampening
earnings growth for several years. While this business has
experienced operational issues in the past, we had remained
constructive given the long-term opportunity around the
growth of electric vehicles (EVs).
Top 10 Industries
8/31/22
% of Total
Net Assets
a
Electrical Equipment 20.7%
Semiconductors & Semiconductor Equipment 12.9%
Banks 10.6%
Automobiles 7.8%
Multi-Utilities 7.4%
Electric Utilities 4.4%
Metals & Mining 4.3%
Auto Components 4.2%
Containers & Packaging 4.1%
Building Products 3.9%

Templeton International Climate Change Fund
5
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Annual Report
Elsewhere on the downside, the utilities sector hindered
relative performance, largely due to increased pressure on
European utility companies. While these companies are
beneficiaries of higher power pricing, near-term concerns
around gas supply and potential windfall taxes have weighed
on the sector.
Much of the reporting period was characterized by market
volatility shaped by an uncertain geopolitical environment
and the accompanying severe reduction in gas flows from
Russia to Europe. With higher energy prices affecting
businesses and consumers, a recession appeared to be the
base case during the latter part of the period, with market
debate centering around its length and severity. This had
an outsized impact on the Fund, which is overweighted in
Europe and also overweighted to industrials and materials,
given that many decarbonization technologies are clustered
in these sectors. Significant detractors included Dutch
LED-manufacturer Signify and French materials company
Saint-Gobain.
Turning to contributors, Standard Chartered was the Fund’s
top relative performer. The U.K.-based bank fared well
on the expectation that rising interest rates would drive
improvements in net interest margins and shareholder
return. Earnings reports during the period were positive,
with Standard Chartered exceeding first-quarter 2022
expectations on earnings and spare capital while reiterating guidance for a 10% return on tangible equity by 2024.
India’s NHPC was another top relative contributor as coal
shortages and strong power demand boosted the outlook for
both its hydroelectric and future renewable power facilities.
Japan’s Sumitomo Metal Mining also helped relative
performance as the company benefited from an increase in
the price of nickel, a key material in several decarbonization technologies.
At a sector level, relative performance was helped by stock
selection in the health care and information technology
sectors along with stock selection and an underweighted
allocation in the consumer discretionary sector.
Regionally, Japan, the U.K. and South Korea all contributed
to relative returns. The Fund’s lack of exposure to China also helped relative performance. In contrast, France, India, the
Netherlands and Germany detracted.
Thank you for your continued participation in Templeton
International Climate Change Fund. We look forward to
serving your future investment needs.
Craig Cameron, CFA
Tina Sadler, CFA
Herbert J. Arnett, Jr.
Lauran Halpin
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Prysmian SpA 6.0%
Electrical Equipment, Italy
Standard Chartered plc 5.8%
Banks, United Kingdom
STMicroelectronics NV 5.0%
Semiconductors & Semiconductor Equipment,
Singapore
Vestas Wind Systems A/S 5.0%
Electrical Equipment, Denmark
ING Groep NV 4.8%
Banks, Netherlands
Taiwan Semiconductor Manufacturing Co. Ltd. 4.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Honda Motor Co. Ltd. 4.3%
Automobiles, Japan
Valeo 4.2%
Auto Components, France
Signify NV 4.1%
Electrical Equipment, United States
Smurfit Kappa Group plc 4.1%
Containers & Packaging, Ireland
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
France 14.0%
United Kingdom 12.1%
Japan 11.2%
Germany 9.9%
Italy 7.0%
United States 6.7%
Singapore 5.0%
Denmark 5.0%
Netherlands 4.8%
Taiwan 4.6%
CFA
®
is a trademark owned by CFA Institute.

Templeton International Climate Change Fund
6
franklintempleton.com
Annual Report
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2022
Templeton International Climate Change Fund
7
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -30.04% -33.89%
3-Year +18.72% +3.91%
Since Inception (6/1/18) +6.38% +1.47%
Advisor
1-Year -29.83% -29.83%
3-Year +19.69% +6.17%
Since Inception (6/1/18) +7.59% +1.74%
See page 9 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/18
–
8/31/22)
Advisor Class
(6/1/18
–
8/31/22)

Templeton International Climate Change Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Diversification does not guarantee a profit or protect against loss. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Investing in companies in a specific region, including Europe, is subject to greater risks of adverse developments in that region and/or the surrounding regions than an investment vehicle that is more broadly diversified geographically. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets' smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause losses (as well as enable gains)
on an amount that exceeds the initial investment. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forego favorable market opportunities or underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of other investors or advisors. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance and may not work as intended. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/3/22, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 6/3/22, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
6/3/22, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A – – – –
C – – – –
R6 – – – –
Advisor $0.1314 $0.1212 $0.4827 $0.7353
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 8.41%
Advisor 0.97% 8.16%

Your Fund’s Expenses
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10
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x
$7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. For Classes A, C and R6, 6/3/22 for Actual and 3/1/22 for Hypothetical. For Advisor Class, 3/1/22 for Actual and Hypothetical.
2. For Classes A, C and R6, 6/3/22-8/31/22. For Advisor Class, 3/1/22-8/31/22.
3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical. For Actual expenses, for Classes A, C and R6, the multiplier is
87/365 to reflect the number of days since the effective date.
4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value
1
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
2,3,4
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
3,4
a
Net
Annualized
Expense
Ratio
4
A $1,000 $849.70 $2.69 $1,022.30 $6.22 1.22%
C $1,000 $848.80 $4.35 $1,020.51 $10.03 1.97%
R6 $1,000 $850.50 $2.14 $1,022.89 $4.95 0.97%
Advisor $1,000 $796.20 $4.39 $1,020.32 $4.94 0.97%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended
August 31,
2022
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $11.44
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.03
Net realized and unrealized gains (losses) ............................................................. (1.74)
Total from investment operations ...................................................................... (1.71)
Net asset value, end of year ......................................................................... $9.73
Total return
d
..................................................................................... (15.03)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ...................................... 18.81%
Expenses net of waiver and payments by affiliates ......................................................... 1.23%
Expenses net of waiver and payments by affiliates and expense reduction ....................................... 1.22%
Net investment income ............................................................................. 1.41%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $4
Portfolio turnover rate .............................................................................. 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended
August 31,
2022
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $11.44
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. (1.74)
Total from investment operations ...................................................................... (1.73)
Net asset value, end of year ......................................................................... $9.71
Total return
d
..................................................................................... (15.12)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ...................................... 18.95%
Expenses net of waiver and payments by affiliates ......................................................... 1.98%
Expenses net of waiver and payments by affiliates and expense reduction ....................................... 1.97%
Net investment income ............................................................................. 0.57%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $4
Portfolio turnover rate .............................................................................. 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended
August 31,
2022
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $11.44
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.04
Net realized and unrealized gains (losses) ............................................................. (1.75)
Total from investment operations ...................................................................... (1.71)
Net asset value, end of year ......................................................................... $9.73
Total return
d
..................................................................................... (14.95)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ...................................... 20.46%
Expenses net of waiver and payments by affiliates ......................................................... 0.98%
Expenses net of waiver and payments by affiliates and expense reduction ....................................... 0.97%
Net investment income ............................................................................. 1.57%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $4
Portfolio turnover rate .............................................................................. 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31, Year Ended
August 31,
2018
a
2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.68 $10.71 $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.10 0.07 0.27 0.04
Net realized and unrealized gains (losses) ........... (4.39) 3.96 2.03 (0.93) (0.40)
Total from investment operations .................... (4.21) 4.06 2.10 (0.66) (0.36)
Less distributions from:
Net investment income .......................... (0.13) (0.09) (0.30) (0.05) —
Net realized gains ............................. (0.60) — — (0.02) —
Total distributions ............................... (0.73) (0.09) (0.30) (0.07) —
Net asset value, end of year ....................... $9.74 $14.68 $10.71 $8.91 $9.64
Total return
d
................................... (29.83)% 37.89% 23.70% (6.75)% (3.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and
expense reduction ............................... 9.16% 8.16% 6.48% 9.65% 13.30%
Expenses net of waiver and payments by affiliates ....... 0.98% 0.97% 0.97% 0.97% 0.97%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.97%
f
0.97% 0.97% 0.97%
Net investment income ........................... 1.47% 0.80% 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of year (000’s) ..................... $1,968 $2,935 $2,142 $1,783 $1,929
Portfolio turnover rate ............................ 35.15% 53.37% 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2022
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a Industry Shares a Value
a
Common Stocks 97.0%
Chile 0.9%
Antofagasta plc .................. Metals & Mining 1,451 $ 18,459
Denmark 5.0%
Vestas Wind Systems A/S .......... Electrical Equipment 3,951 98,856
France 14.0%
Cie de Saint-Gobain .............. Building Products 1,892 76,202
Danone SA ..................... Food Products 987 51,934
Valeo ......................... Auto Components 4,348 83,050
Veolia Environnement SA .......... Multi-Utilities 2,960 65,967
277,153
Germany 10.0%
E.ON SE ....................... Multi-Utilities 9,346 79,714
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,674 65,427
Siemens AG .................... Industrial Conglomerates 510 51,657
196,798
Hong Kong 0.9%
a
Cadeler A/S .................... Construction & Engineering 5,443 18,426
India 3.5%
a
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,500 8,975
Kaveri Seed Co. Ltd. .............. Food Products 3,124 17,781
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 90,016 43,063
69,819
Ireland 4.1%
Smurfit Kappa Group plc ........... Containers & Packaging 2,427 81,372
Italy 7.0%
Danieli & C Officine Meccaniche SpA . Machinery 1,563 19,861
Prysmian SpA ................... Electrical Equipment 3,873 118,828
138,689
Japan 11.2%
Honda Motor Co. Ltd. ............. Automobiles 3,190 84,925
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,101 66,111
Toyota Motor Corp. ............... Automobiles 4,700 70,336
221,372
Netherlands 4.8%
ING Groep NV .................. Banks 10,926 95,756
Singapore 5.0%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,844 99,109
South Korea 2.8%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 125 55,044
Spain 4.4%
Red Electrica Corp. SA ............ Electric Utilities 1,371 25,065
a
Soltec Power Holdings SA .......... Electrical Equipment 11,567 60,857
85,922

Templeton Funds
Schedule of Investments
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 4.6%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,100 $ 91,685
United Kingdom 12.1%
AstraZeneca plc ................. Pharmaceuticals 511 63,196
SSE plc ....................... Electric Utilities 3,280 62,843
Standard Chartered plc ............ Banks 16,499 114,255
240,294
United States 6.7%
Schneider Electric SE ............. Electrical Equipment 427 50,750
b
Signify NV, 144A, Reg S ........... Electrical Equipment 2,868 81,521
132,271
Total Common Stocks (Cost $2,078,878) .......................................
1,921,025
Short Term Investments 4.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.1%
United States 4.1%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 1.864% ......... 81,707 81,707
Total Money Market Funds (Cost $81,707) ......................................
81,707
a a a a a
Total Short Term Investments (Cost $81,707 ) ...................................
81,707
a a a
Total Investments (Cost $2,160,585) 101.1% ....................................
$2,002,732
Other Assets, less Liabilities (1.1)% ...........................................
(22,412)
Net Assets 100.0% ...........................................................
$1,980,320
a a a
See Abbreviations on page 29 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the value of this security was
$81,521, representing 4.1% of net assets.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,078,878
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 81,707
Value - Unaffiliated issuers .................................................................. $1,921,025
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 81,707
Receivables:
Investment securities sold ................................................................... 4,244
Dividends ............................................................................... 4,939
Affiliates ................................................................................ 50,471
Total assets .......................................................................... 2,062,386
Liabilities:
Payables:
Distribution fees .......................................................................... 5
Reports to shareholders fees ................................................................ 4,414
Professional fees ......................................................................... 65,797
Deferred tax ............................................................................... 1,159
Accrued expenses and other liabilities ........................................................... 10,691
Total liabilities ......................................................................... 82,066
Net assets, at value ................................................................. $1,980,320
Net assets consist of:
Paid-in capital ............................................................................. $2,031,732
Total distributable earnings (losses) ............................................................. (51,412)
Net assets, at value ................................................................. $1,980,320

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
International
Climate Change
Fund
Class A:
Net assets, at value ....................................................................... $4,251
Shares outstanding ........................................................................ 437
Net asset value per share
a
.................................................................. $9.73
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $10.30
Class C:
Net assets, at value ....................................................................... $4,244
Shares outstanding ........................................................................ 437
Net asset value and maximum offering price per share
a
............................................. $9.71
Class R6:
Net assets, at value ....................................................................... $4,254
Shares outstanding ........................................................................ 437
Net asset value and maximum offering price per share ............................................. $9.73
Advisor Class:
Net assets, at value ....................................................................... $1,967,571
Shares outstanding ........................................................................ 202,098
Net asset value and maximum offering price per share ............................................. $9.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $9,401)
Unaffiliated issuers ........................................................................ $60,023
Non-controlled affiliates (Note 3 e ) ............................................................. 275
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 35
Total investment income ................................................................... 60,333
Expenses:
Management fees (Note 3 a ) ................................................................... 17,418
Distribution fees: (Note 3c )
    Class A ................................................................................ 3
    Class C ................................................................................ 11
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 48
    Class C ................................................................................ 42
    Class R6 ............................................................................... 69
    Advisor Class ............................................................................ 512
Custodian fees (Note 4 ) ...................................................................... 1,819
Reports to shareholders fees .................................................................. 2,507
Registration and filing fees .................................................................... 96,880
Professional fees ........................................................................... 100,454
Trustees' fees and expenses .................................................................. 210
Other .................................................................................... 6,670
Total expenses ......................................................................... 226,643
Expense reductions (Note 4 ) ............................................................... (148)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (202,516)
Net expenses ......................................................................... 23,979
Net investment income ................................................................ 36,354
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,075)
Unaffiliated issuers ...................................................................... 93,791
Foreign currency transactions ................................................................ (705)
Net realized gain (loss) .................................................................. 93,086
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (978,518)
Translation of other assets and liabilities denominated in foreign currencies .............................. (285)
Change in deferred taxes on unrealized appreciation ............................................... 601
Net change in unrealized appreciation (depreciation) ............................................ (978,202)
Net realized and unrealized gain (loss) ............................................................ (885,116)
Net increase (decrease) in net assets resulting from operations .......................................... $(848,762)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton International Climate Change
Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,354 $20,990
Net realized gain (loss) ................................................. 93,086 336,629
Net change in unrealized appreciation (depreciation) ........................... (978,202) 453,276
Net increase (decrease) in net assets resulting from operations ................ (848,762) 810,895
Distributions to shareholders:
Advisor Class .......................................................... (147,060) (17,160)
Total distributions to shareholders .......................................... (147,060) (17,160)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,009 —
Class C ............................................................. 5,000 —
Class R6 ............................................................ 5,000 —
Advisor Class .......................................................... 25,871 —
Total capital share transactions ............................................ 40,880 —
Net increase (decrease) in net assets ................................... (954,942) 793,735
Net assets:
Beginning of year ....................................................... 2,935,262 2,141,527
End of year ........................................................... $1,980,320 $2,935,262

Templeton Funds
21
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton International Climate Change Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Class C
shares automatically convert to Class A on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The Fund began publicly offering Advisor Class shares on
December 15, 2021, and Class A, Class C and Class R6
shares on June 3, 2022. The Fund previously only operated
with one class of shares, Advisor Class.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Templeton Funds
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Templeton International Climate Change Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Templeton International Climate Change Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2022
a
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold ................................... 630 $6,959 — $—
Shares redeemed ............................... (193) (1,950) — —
Net increase (decrease) .......................... 437 $5,009 — $—
Class C Shares:
Shares sold ................................... 437 $5,000 — $—
Net increase (decrease) .......................... 437 $5,000 — $—
Class R6 Shares:
Shares sold ................................... 437 $5,000 — $—
Net increase (decrease) .......................... 437 $5,000 — $—
Advisor Class Shares:
Shares sold ................................... 2,098 $25,871 — $—
Net increase (decrease) .......................... 2,098 $25,871 — $—
a
For the period June 3, 2022 (effective date) to August 31, 2022 for Classes A, C and R6.
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Templeton International Climate Change Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2022, the gross effective investment management fee rate was 0.705% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provide subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Ltd. (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion

Templeton Funds
Notes to Financial Statements
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Templeton International Climate Change Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2022, the Fund paid transfer agent fees of $671, which were retained by Investor Services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ 158,272 $ 618,101 $ (694,666) $ — $ — $ 81,707 81,707 $ 275
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $— $174,280 $(174,280) $— $— $— — $—
Total Affiliated Securities ... $158,272 $792,381 $(868,946) $— $— $81,707 $275
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Funds
Notes to Financial Statements
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Templeton International Climate Change Fund
(continued)
f. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2022.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
g. Other Affiliated Transactions
At August 31, 2022, Franklin Resources, Inc. owned 98.3% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, foreign capital gains tax and corporate actions.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $50,520 $17,160
Long term capital gain ...................................................... 96,540 —
$147,060 $17,160
Cost of investments .......................................................................... $2,172,382
Unrealized appreciation ........................................................................ $136,358
Unrealized depreciation ........................................................................ (306,008)
Net unrealized appreciation (depreciation) .......................................................... $(169,650)
Distributable earnings:
Undistributed ordinary income ................................................................... $32,535
Undistributed long term capital gains .............................................................. 87,444
Total distributable earnings ..................................................................... $119,979
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
27
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Templeton International Climate Change Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$855,573 and $916,947, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments

Templeton Funds
Notes to Financial Statements
28
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Templeton International Climate Change Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ $ — $ 18,459 $ — $ 18,459
Denmark ............................. — 98,856 — 98,856
France ............................... — 277,153 — 277,153
Germany ............................. — 196,798 — 196,798
Hong Kong ........................... — 18,426 — 18,426
India ................................ 8,975 60,844 — 69,819
Ireland ............................... — 81,372 — 81,372
Italy ................................. — 138,689 — 138,689
Japan ............................... — 221,372 — 221,372
Netherlands ........................... — 95,756 — 95,756
Singapore ............................ — 99,109 — 99,109
South Korea .......................... — 55,044 — 55,044
Spain ................................ — 85,922 — 85,922
Taiwan ............................... 91,685 — — 91,685
United Kingdom ........................ — 240,294 — 240,294
United States .......................... — 132,271 — 132,271
Short Term Investments ................... 81,707 — — 81,707
Total Investments in Securities ........... $182,367 $1,820,365
a
$— $2,002,732
a
Includes foreign securities valued at $1,820,365, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements
29
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Annual Report
Templeton International Climate Change Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Templeton Funds
Report of Independent Registered Public Accounting Firm
30
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Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton International Climate Change Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
International Climate Change Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of
August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)
31
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Annual Report
Templeton International Climate Change Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fi scal year ended August 31 , 2022 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $96,540
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $69,424
Section 163(j) Interest Earned §163(j) $181
Amount Reported
Foreign Taxes Paid $8,572
Foreign Source Income Earned $43,675

Templeton Funds
Board Members and Officers
32
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
33
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds
34
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds
35
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds
36
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information
37
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Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Funds
Shareholder Information
38
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Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

6316 A 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton International Climate Change Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton Investments Corp. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2022, global
equities benefited earlier in the period from ongoing
COVID-19 vaccination programs and some easing of
restrictions. However, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries, which led many of the world’s central banks to adopt less accommodative monetary
policies in 2022, hindering stocks. New lockdowns by China
to limit the spread of COVID-19 variants also pressured
emerging market stocks, especially in Asia, and Russia’s
invasion of Ukraine increased investor uncertainty given the resulting disruption of global trade and commodity markets.
In this environment, global developed and emerging market
stocks, as measured by the MSCI All Country World Index-
NR (net of tax withholding when dividends are paid), posted
a -15.88% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton World Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton World Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 30
Tax Information 31
Board Members and Officers 32
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton World Fund
This annual report for Templeton World Fund covers the
fiscal year ended August 31, 2022. Effective September 30,
2021, Templeton World Fund repositioned to implement a
more focused global equity strategy with a greater emphasis
on quality companies. The Fund remains diversified but may
hold a smaller number of issuers. Additionally, the Fund’s
primary benchmark changed to the MSCI All Country World
Index (net of dividend tax withholdings).
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.).
Performance Overview
The Fund’s Class A shares posted a -22.39% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures stock performance
in global developed and emerging markets, posted a
-15.88% cumulative total return, while the Fund’s former
primary benchmark, the MSCI ACWI 100% Hedged to
USD-NR, posted a -11.55% cumulative total return.
1
The
MSCI ACWI-NR replaced the MSCI ACWI 100% Hedged
to USD-NR as the Fund’s primary benchmark because the
investment manager believes the MSCI ACWI-NR is a more
appropriate index of the Fund due to the fact that, as of
September 30, 2021, the Fund no longer regularly engages
in currency-related derivatives to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.
Please note index performance information is provided
for reference and we do not attempt to track the index but
rather undertake investments on the basis of fundamental
research. You can find more performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -15.88%
total return for the 12 months ended August 31, 2022.
1
Although global equities benefited earlier in the period
from ongoing COVID-19 vaccination programs and some
easing of restrictions, the combination of resilient consumer demand and persistent supply-chain disruptions contributed
to higher inflation in many countries. This inflationary
pressure led many of the world’s central banks to adopt
less accommodative stances regarding monetary policy
in 2022, hindering stocks. New lockdowns imposed by
China’s government to quell the spread of the Omicron
variant of COVID-19 also pressured emerging market
stocks, especially in Asia. Russia’s invasion of Ukraine also increased investor uncertainty, as international sanctions on
Russia disrupted global trade and commodity markets.
In the U.S., after robust growth earlier in the period, gross domestic product (GDP) slightly contracted in the first
two quarters of 2022 as high inflation, supply constraints
and record trade deficits weighed on economic output.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels, robust job growth
and low unemployment. In an effort to control inflation, the
U.S. Federal Reserve (Fed) raised the federal funds target
rate in March 2022 for the first time since 2018. The Fed
Geographic Composition
8/31/22
% of Total
Net Assets
North America 64.0%
Europe 20.4%
Asia 15.5%
Short-Term Investments & Other Net Assets 0.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 15 .

Templeton World Fund
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Annual Report
raised the federal funds rate again at its subsequent three
meetings to end the period at a range of 2.25%–2.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economies in the eurozone decelerated to a slightly positive growth rate during the year. The lifting of COVID-related
restrictions in some European countries and the summer
tourism season strengthened economies. However, the
war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022
for the first time in 11 years to curtail growing inflation. In this environment, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -21.57%
total return for the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -20.73% total return for the 12-month period.
1
Growth
in Japan remained slow, alternating between positive
quarterly GDP growth and contraction. China’s economy
contracted sharply in 2022’s second quarter as COVID-
related restrictions in many major cities, including Shanghai, weakened consumer demand. Unexpected regulatory
changes by China’s government, which negatively impacted
education- and technology-related businesses, and investor
concerns about the solvency of several large property
developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -21.80% total return
for the 12 months under review.
1
The index declined for
four straight quarters, the longest downturn since 2008,
weakened by central bank tightening and the threat of
recession. Following Russia’s invasion of Ukraine, climbing
food and energy prices kindled inflationary pressures and
raised concerns over the possibility of government debt
defaults in some countries. However, some other countries,
particularly in Latin America, as well as South Africa and
Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may use a variety of equity-related derivatives,
which may include equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways. The Fund
also may from time to time engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to hedge some of its foreign currency exposure.
Manager’s Discussion
Templeton World Fund underperformed its benchmark
MSCI ACWI-NR during the 12-month review period. While
the Fund’s price discipline and value orientation aided
performance during a period when interest rates rose and
valuations compressed, our core strategy underperformed
the general market. The 12 months under review
represented a period of transition for the Fund that saw the traditional Templeton long-term value strategy enhanced
with an increased focus on business quality metrics. Our
research indicates that focusing on quality businesses—
which we define as financially sound companies generating
high returns on invested capital—at attractive valuations can significantly enhance risk-adjusted returns over time and
through a variety of economic environments. We found it
appropriate to allocate towards some unique opportunities
that were previously not attractive from a valuation
perspective. These opportunities have become increasingly
attractive over the past 12 months, as their long-term
fundamentals have not changed.
Top 10 Industries
8/31/22
% of Total
Net Assets
a
Internet & Direct Marketing Retail 11.2%
Semiconductors & Semiconductor Equipment 10.4%
Software 9.1%
Beverages 6.4%
Interactive Media & Services 5.8%
Pharmaceuticals 5.1%
Health Care Providers & Services 4.6%
Wireless Telecommunication Services 4.5%
Machinery 3.4%
Entertainment 3.3%

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Annual Report
From a sector standpoint, the bulk of relative weakness
during the period came from consumer discretionary and
information technology (IT). From consumer discretionary,
European food delivery service Just Eat Takeaway.com was
the Fund’s most significant relative detractor, pressured by concerns about competition and profitability. Nevertheless,
we were encouraged by a constructive earnings call during
the period and believe management is taking appropriate
steps to unlock value for shareholders. Investors will want
to see the strategic divestiture of certain assets (which
management is exploring), more consistency hitting
guidance targets, and an improving competitive environment
that shifts from “growth at any cost” to “profitable growth.”
We see numerous catalysts that should help Just Eat
achieve these goals, creating what we believe to be
considerable upside potential from current depressed
valuation levels.
From the IT sector, U.S.-based cloud communications firm
Twilio was another notable detractor, declining amid a wider selloff in growth-oriented equities. We exited the position
at the end of the period to make room for what we view to
be more attractive opportunities. While Twilio’s business
continues to grow, the nascent growth in the non-U.S. market is coming in at significantly lower gross margins than the
U.S. business, a negative mix shift that will likely continue to impact the business in the intermediate term. Furthermore,
in our view, management has yet to adjust to an environment
where investors are seeking profitable growth instead of just growth at any cost. In sum, the combination of overspending
on operating expenses to deliver unsustainably high growth
with a deteriorating mix shift led us to reallocate capital into what we perceive to be better opportunities.
Turning to contributors, stock selection and a favorable
overweighting in health care aided relative performance.
Shares of UnitedHealth Group, a U.S.-based managed care
provider, advanced during the period after the firm issued
better-than-expected earnings and raised its full-year profit outlook. We continue to believe that the U.S. managed care
industry is well-positioned as a beneficiary of higher short-
term interest rates with a defensive growth profile and high earnings visibility. UnitedHealth is a leader in this industry, with most competitors now trying to replicate the firm’s
business model, which was developed methodically over the
past decade. For a mega-cap company growing revenues
at a double-digit annualized rate, we believe the stock looks undervalued at current valuation multiples.
Stock selection in financials also buoyed relative results,
led by German exchange operator Deutsche Boerse (DB1),
which was a new position initiated during the period. The
company reported strong results during the period, with
revenues coming in well ahead of consensus expectations.
In our view, the company is reaching a cyclical “sweet
spot” where it stands to benefit from both rising bond yields and higher volatility. A recent acquisition also helped the
company make inroads into the digital asset space, which
stands to be another source of long-term growth for DB1,
in our view. We believe our thesis on the stock remains
intact: DB1 is a high-quality defensive play that should
help diversify and stabilize the Fund’s portfolio if and when volatility meaningfully picks up.
Top 10 Holdings
8/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 5.9%
Internet & Direct Marketing Retail, United States
T-Mobile US, Inc. 4.5%
Wireless Telecommunication Services, United
States
Alphabet, Inc. 4.4%
Interactive Media & Services, United States
Microsoft Corp. 4.3%
Software, United States
UnitedHealth Group, Inc. 3.5%
Health Care Providers & Services, United States
Walt Disney Co. (The) 3.3%
Entertainment, United States
Taiwan Semiconductor Manufacturing Co. Ltd. 3.2%
Semiconductors & Semiconductor Equipment,
Taiwan
Booking Holdings, Inc. 3.0%
Hotels, Restaurants & Leisure, United States
AIA Group Ltd. 3.0%
Insurance, Hong Kong
ICON plc 2.8%
Life Sciences Tools & Services, United States

Templeton World Fund
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Annual Report
Though the communication services sector detracted from
overall performance, U.S. mobile operator T-Mobile US
finished as the Fund’s biggest relative contributor, rallying after the firm reported better-than-expected earnings.
Following the merger with U.S. carrier Sprint in 2020, the
combined company now has a strong competitive advantage
with superior spectrum assets and greater scale, which we
believe will allow it to grow market share and outperform
revenue growth expectations. As synergies are realized
and grow, leverage is expected to fall, compounding free
cash flow growth and funding share repurchases. To this
end, we expect T-Mobile will repurchase close to one-
third of its outstanding shares over the next five years.
The firm’s superior network, with industry low prices and
operating costs, gives T-Mobile a strong growth platform and competitive advantages that are not fully discounted in the
stock price, in our view.
From a regional standpoint, stock-specific weakness in the
U.S. was the biggest detractor, followed by stock-specific
weakness in the U.K. In Asia, a beneficial underweighting to
China was offset by stock-specific weakness in Japan.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Countries
8/31/22
a
% of Total
Net Assets
a a
United States 63.9%
United Kingdom 7.4%
Germany 6.8%
France 4.1%
Japan 4.0%
Taiwan 3.2%
China 3.1%
Hong Kong 3.0%
South Korea 2.3%
Belgium 2.2%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2022
Templeton World Fund
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -22.39% -26.65%
5-Year -4.31% -2.00%
10-Year +47.79% +3.39%
Advisor
1-Year -22.22% -22.22%
5-Year -3.16% -0.64%
10-Year +51.45% +4.24%
See page 9 for Performance Summary footnotes.

Templeton World Fund
Performance Summary
8
franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/12
–
8/31/22)
Advisor Class
(9/1/12
–
8/31/22)

Templeton World Fund
Performance Summary
9
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global de-
veloped and emerging markets. The MSCI ACWI 100% Hedged to USD-NR represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–8/31/22)
Share Class
Net Investment
Income
A $0.2303
C $0.0702
R6 $0.2751
Advisor $0.2690
Total Annual Operating Expenses
5
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Templeton World Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $835.70 $4.86 $1,019.91 $5.35 1.05%
C $1,000 $832.10 $8.39 $1,016.05 $9.23 1.82%
R6 $1,000 $837.00 $3.52 $1,021.38 $3.87 0.76%
Advisor $1,000 $836.40 $3.79 $1,021.08 $4.17 0.82%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.52 $12.71 $12.76 $17.24 $16.94
Income from investment operations
a
:
Net investment income (loss)
b
.................... (—)
c
0.20
d
0.16 0.29 0.28
Net realized and unrealized gains (losses) ........... (3.44) 2.61 0.45 (2.17) 1.03
Total from investment operations .................... (3.44) 2.81 0.61 (1.88) 1.31
Less distributions from:
Net investment income .......................... (0.23) — (0.50) (0.67) (0.02)
Net realized gains ............................. — — (0.16) (1.93) (0.99)
Total distributions ............................... (0.23) — (0.66) (2.60) (1.01)
Net asset value, end of year ....................... $11.85 $15.52 $12.71 $12.76 $17.24
Total return
e
................................... (22.39)% 22.11% 4.47% (10.22)% 7.81%
Ratios to average net assets
Expenses ..................................... 1.04% 1.03%
f
1.05% 1.05%
f
1.04%
g
Net investment income (loss) ...................... (—)%
h
1.42%
d
1.29% 2.06% 1.64%
Supplemental data
Net assets, end of year (000’s) ..................... $2,138,297 $3,060,714 $2,831,844 $3,150,057 $3,973,648
Portfolio turnover rate ............................ 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.76 $12.18 $12.26 $16.35 $16.21
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) 0.10
c
0.07 0.13 0.14
Net realized and unrealized gains (losses) ........... (3.29) 2.48 0.42 (2.01) 0.99
Total from investment operations .................... (3.39) 2.58 0.49 (1.88) 1.13
Less distributions from:
Net investment income .......................... (0.07) — (0.41) (0.28) —
Net realized gains ............................. — — (0.16) (1.93) (0.99)
Total distributions ............................... (0.07) — (0.57) (2.21) (0.99)
Net asset value, end of year ....................... $11.30 $14.76 $12.18 $12.26 $16.35
Total return
d
................................... (23.01)% 21.18% 3.61% (10.94)% 7.01%
Ratios to average net assets
Expenses ..................................... 1.81% 1.80%
e
1.82% 1.80%
e
1.80%
f
Net investment income (loss) ...................... (0.77)% 0.70%
c
0.54% 1.31% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $7,348 $12,585 $18,630 $28,850 $117,879
Portfolio turnover rate ............................ 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.53 $12.69 $12.73 $17.21 $16.92
Income from investment operations
a
:
Net investment income
b
......................... 0.04 0.24
c
0.20 0.34 0.33
Net realized and unrealized gains (losses) ........... (3.43) 2.60 0.45 (2.17) 1.03
Total from investment operations .................... (3.39) 2.84 0.65 (1.83) 1.36
Less distributions from:
Net investment income .......................... (0.28) — (0.53) (0.72) (0.08)
Net realized gains ............................. — — (0.16) (1.93) (0.99)
Total distributions ............................... (0.28) — (0.69) (2.65) (1.07)
Net asset value, end of year ....................... $11.86 $15.53 $12.69 $12.73 $17.21
Total return .................................... (22.14)% 22.38% 4.71% (9.88)% 8.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.79% 0.77% 0.74%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.76% 0.76% 0.75% 0.72%
d
Net investment income ........................... 0.29% 1.68%
c
1.59% 2.36% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $34,238 $42,010 $38,885 $43,595 $51,431
Portfolio turnover rate ............................ 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.54 $12.70 $12.74 $17.23 $16.93
Income from investment operations
a
:
Net investment income
b
......................... 0.03 0.24
c
0.19 0.33 0.32
Net realized and unrealized gains (losses) ........... (3.44) 2.60 0.45 (2.17) 1.03
Total from investment operations .................... (3.41) 2.84 0.64 (1.84) 1.35
Less distributions from:
Net investment income .......................... (0.27) — (0.52) (0.72) (0.06)
Net realized gains ............................. — — (0.16) (1.93) (0.99)
Total distributions ............................... (0.27) — (0.68) (2.65) (1.05)
Net asset value, end of year ....................... $11.86 $15.54 $12.70 $12.74 $17.23
Total return .................................... (22.22)% 22.36% 4.66% (9.99)% 8.09%
Ratios to average net assets
Expenses ..................................... 0.81% 0.80%
d
0.81% 0.80%
d
0.80%
e
Net investment income ........................... 0.24% 1.64%
c
1.53% 2.31% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $86,424 $115,823 $99,546 $112,891 $146,883
Portfolio turnover rate ............................ 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2022
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a Industry Shares a Value
a
Common Stocks 99.9%
Belgium 2.2%
Anheuser-Busch InBev SA/NV ...... Beverages 1,021,190 $ 49,315,422
China 3.1%
JD.com, Inc., A .................. Internet & Direct Marketing Retail 898,420 28,439,440
a
Prosus NV ..................... Internet & Direct Marketing Retail 682,315 42,171,436
70,610,876
France 4.1%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 87,430 56,412,878
Pernod Ricard SA ................ Beverages 198,916 36,496,945
92,909,823
Germany 6.8%
Deutsche Boerse AG .............. Capital Markets 353,360 59,741,194
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,314,049 32,151,679
SAP SE ....................... Software 726,420 61,865,668
153,758,541
Hong Kong 2.9%
AIA Group Ltd. .................. Insurance 6,988,604 67,238,584
Japan 4.0%
Hitachi Ltd. ..................... Industrial Conglomerates 766,810 38,311,423
Sony Group Corp. ................ Household Durables 457,870 36,402,179
Toyota Industries Corp. ............ Machinery 283,500 15,845,624
90,559,226
South Korea 2.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,166,051 51,452,889
Taiwan 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,401,809 72,112,393
United Kingdom 7.4%
AstraZeneca plc ................. Pharmaceuticals 431,989 53,424,529
BP plc ......................... Oil, Gas & Consumable Fuels 8,347,741 42,648,976
a,b
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 1,985,870 19,918,276
a,b,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,764,332 29,349,001
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 24,488,285 21,820,665
167,161,447
United States 63.9%
a
Alphabet, Inc., A ................. Interactive Media & Services 919,320 99,488,810
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 1,049,320 133,022,296
American Express Co. ............ Consumer Finance 140,651 21,378,952
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 359,900 33,855,793
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 36,295 68,082,524
Comcast Corp., A ................ Media 1,526,109 55,229,885
Crown Holdings, Inc. .............. Containers & Packaging 141,905 12,855,174
a
Dollar Tree, Inc. ................. Multiline Retail 253,674 34,418,488
a
DXC Technology Co. .............. IT Services 1,548,782 38,378,818
a
F5, Inc. ........................ Communications Equipment 166,680 26,178,761
Fidelity National Information Services,
Inc. ......................... IT Services 290,140 26,510,092
Freeport-McMoRan, Inc. ........... Metals & Mining 674,627 19,968,959
HCA Healthcare, Inc. .............. Health Care Providers & Services 131,110 25,942,736
a
ICON plc ....................... Life Sciences Tools & Services 304,610 63,916,316

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Keurig Dr Pepper, Inc. ............. Beverages 1,572,920 $ 59,959,710
a
Meta Platforms, Inc., A ............ Interactive Media & Services 199,939 32,576,061
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 895,398 58,424,720
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 682,436 38,578,107
Microsoft Corp. .................. Software 373,901 97,763,894
Roche Holding AG ............... Pharmaceuticals 190,361 61,323,422
a
Salesforce, Inc. .................. Software 304,960 47,610,355
Schneider Electric SE ............. Electrical Equipment 82,450 9,799,304
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 702,861 101,183,870
a
Uber Technologies, Inc. ............ Road & Rail 816,380 23,479,089
UnitedHealth Group, Inc. ........... Health Care Providers & Services 151,042 78,440,642
a
Walt Disney Co. (The) ............. Entertainment 662,964 74,305,005
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 686,858 60,203,104
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 440,817 46,867,663
1,449,742,550
Total Common Stocks (Cost $2,448,412,438) ....................................
2,264,861,751
Short Term Investments 1.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.4%
Canada 1.4%
National Bank of Canada, 2.31%,
9/01/22 ...................... 20,000,000 20,000,000
Royal Bank of Canada, 2.31%, 9/01/22 11,500,000 11,500,000
31,500,000
Total Time Deposits (Cost $31,500,000) ........................................
31,500,000
a a a a a
Total Short Term Investments (Cost $31,500,000 ) ................................
31,500,000
a a a
Total Investments (Cost $2,479,912,438) 101.3% ................................
$2,296,361,751
Other Assets, less Liabilities (1.3)% ...........................................
(30,054,041)
Net Assets 100.0% ...........................................................
$2,266,307,710
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the value of this security was
$29,349,001, representing 1.3% of net assets.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,479,912,438
Value - Unaffiliated issuers (Includes securities loaned of $22,474,697) ................................. $2,296,361,751
Cash .................................................................................... 45,357
Receivables:
Capital shares sold ........................................................................ 51,844
Dividends and interest ..................................................................... 4,468,694
European Union tax reclaims (Note 1 e ) ......................................................... 592,799
Total assets .......................................................................... 2,301,520,445
Liabilities:
Payables:
Investment securities purchased .............................................................. 17,124,347
Capital shares redeemed ................................................................... 1,492,330
Management fees ......................................................................... 1,430,500
Distribution fees .......................................................................... 491,529
Transfer agent fees ........................................................................ 396,865
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............................. 13,736,449
Accrued expenses and other liabilities ........................................................... 540,715
Total liabilities ......................................................................... 35,212,735
Net assets, at value ................................................................. $2,266,307,710
Net assets consist of:
Paid-in capital ............................................................................. $2,442,460,569
Total distributable earnings (losses) ............................................................. (176,152,859)
Net assets, at value ................................................................. $2,266,307,710

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $2,138,297,256
Shares outstanding ........................................................................ 180,405,046
Net asset value per share
a
.................................................................. $11.85
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $12.54
Class C:
Net assets, at value ....................................................................... $7,347,973
Shares outstanding ........................................................................ 650,099
Net asset value and maximum offering price per share
a
............................................. $11.30
Class R6:
Net assets, at value ....................................................................... $34,238,120
Shares outstanding ........................................................................ 2,887,804
Net asset value and maximum offering price per share ............................................. $11.86
Advisor Class:
Net assets, at value ....................................................................... $86,424,361
Shares outstanding ........................................................................ 7,285,546
Net asset value and maximum offering price per share ............................................. $11.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $2,541,396)
Unaffiliated issuers ........................................................................ $31,591,349
Interest:
Unaffiliated issuers ........................................................................ 371,066
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,597
Other income (Note 1 e ) ...................................................................... 869,164
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) .......................... (3,827,111)
Total investment income ................................................................... 29,008,065
Expenses:
Management fees (Note 3 a ) ................................................................... 19,392,468
Distribution fees: (Note 3c )
    Class A ................................................................................ 6,260,718
    Class C ................................................................................ 100,232
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,072,142
    Class C ................................................................................ 7,816
    Class R6 ............................................................................... 21,866
    Advisor Class ............................................................................ 81,401
Custodian fees ............................................................................. 97,695
Reports to shareholders fees .................................................................. 195,684
Registration and filing fees .................................................................... 67,643
Professional fees ........................................................................... 174,285
Trustees' fees and expenses .................................................................. 245,328
Other .................................................................................... 134,360
Total expenses ......................................................................... 28,851,638
Expenses waived/paid by affiliates (Note 3f) .................................................... (9,992)
Net expenses ......................................................................... 28,841,646
Net investment income ................................................................ 166,419
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 204,756,027
Foreign currency transactions ................................................................ (717,414)
Forward exchange contracts ................................................................. 15,752,137
Net realized gain (loss) .................................................................. 219,790,750
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (903,169,873)
Translation of other assets and liabilities denominated in foreign currencies .............................. (549,876)
Forward exchange contracts ................................................................. 1,232,490
Net change in unrealized appreciation (depreciation) ............................................ (902,487,259)
Net realized and unrealized gain (loss) ............................................................ (682,696,509)
Net increase (decrease) in net assets resulting from operations .......................................... $(682,530,090)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton World Fund
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $166,419 $45,221,882
Net realized gain (loss) ................................................. 219,790,750 208,380,573
Net change in unrealized appreciation (depreciation) ........................... (902,487,259) 372,038,154
Net increase (decrease) in net assets resulting from operations ................ (682,530,090) 625,640,609
Distributions to shareholders:
Class A ............................................................. (44,013,452) —
Class C ............................................................. (55,139) —
Class R6 ............................................................ (780,101) —
Advisor Class ........................................................ (1,988,799) —
Total distributions to shareholders .......................................... (46,837,491) —
Capital share transactions: (Note 2 )
Class A ............................................................. (233,613,207) (364,041,894)
Class C ............................................................. (2,686,637) (9,478,984)
Class R6 ............................................................ 2,778,432 (4,859,427)
Advisor Class ........................................................ (1,935,608) (5,032,934)
Total capital share transactions ............................................ (235,457,020) (383,413,239)
Net increase (decrease) in net assets ................................... (964,824,601) 242,227,370
Net assets:
Beginning of year ....................................................... 3,231,132,311 2,988,904,941
End of year ........................................................... $2,266,307,710 $3,231,132,311

Templeton Funds

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Annual Report
Notes to Financial Statements
Templeton World Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2022, the Fund held $24,002,984 in U.S. Government and
Agency securities as collateral. These securities are held as
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended August 31, 2022, the Fund received EU reclaims in
excess of the foreign taxes paid during the year. The Fund
determined to enter into a closing agreement with the IRS
and recorded the estimated payments as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Certain Fund
specific expenses are charged directly to the Fund that
incurred the expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,163,158 $100,026,779 9,217,073 $133,230,977
Shares issued in reinvestment of distributions .......... 2,756,371 40,243,011 — —
Shares redeemed ............................... (26,739,266) (373,882,997) (34,710,249) (497,272,871)
Net increase (decrease) .......................... (16,819,737) $(233,613,207) (25,493,176) $(364,041,894)
Class C Shares:
Shares sold ................................... 59,313 $799,919 111,842 $1,540,029
Shares issued in reinvestment of distributions .......... 3,910 54,747 — —
Shares redeemed
a
.............................. (265,836) (3,541,303) (788,496) (11,019,013)
Net increase (decrease) .......................... (202,613) $(2,686,637) (676,654) $(9,478,984)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2022, the gross effective investment management fee rate was 0.695% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
August 31, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 591,711 $8,400,647 519,191 $7,465,031
Shares issued in reinvestment of distributions .......... 28,589 416,823 — —
Shares redeemed ............................... (438,321) (6,039,038) (878,650) (12,324,458)
Net increase (decrease) .......................... 181,979 $2,778,432 (359,459) $(4,859,427)
Advisor Class Shares:
Shares sold ................................... 1,574,879 $22,222,607 1,575,746 $22,918,244
Shares issued in reinvestment of distributions .......... 125,855 1,836,223 — —
Shares redeemed ............................... (1,870,594) (25,994,438) (1,959,012) (27,951,178)
Net increase (decrease) .......................... (169,860) $(1,935,608) (383,266) $(5,032,934)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2022, the Fund paid transfer agent fees of $2,183,225, of which $1,004,877 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,243
CDSC retained .............................................................................. $922
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,596,246
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
During the year ended August 31, 2022 the Fund utilized $202,221,200 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:
At August 31 , 202 2 , the cost of investments , net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of foreign currency transactions, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2022, aggregated
$2,179,304,363 and $2,222,803,411, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $46,837,491 —
Cost of investments .......................................................................... $2,479,913,747
Unrealized appreciation ........................................................................ $186,655,713
Unrealized depreciation ........................................................................ (370,207,709)
Net unrealized appreciation (depreciation) .......................................................... $(183,551,996)
Distributable earnings:
Undistributed ordinary income ................................................................... $7,285,690
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
For the year ended August 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended August 31 , 2022 , the average month end contract value of forward exchange contracts was
$ 123 , 401 , 051 .
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton World Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $15,752,137 Forward exchange contracts $1,232,490
Total ....................... $15,752,137 $1,232,490

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 49,315,422 $ — $ 49,315,422
China ............................... — 70,610,876 — 70,610,876
France ............................... — 92,909,823 — 92,909,823
Germany ............................. — 153,758,541 — 153,758,541
Hong Kong ........................... — 67,238,584 — 67,238,584
Japan ............................... — 90,559,226 — 90,559,226
South Korea .......................... — 51,452,889 — 51,452,889
Taiwan ............................... — 72,112,393 — 72,112,393
United Kingdom ........................ 19,918,276 147,243,171 — 167,161,447
United States .......................... 1,378,619,824 71,122,726 — 1,449,742,550
Short Term Investments ................... — 31,500,000 — 31,500,000
Total Investments in Securities ........... $1,398,538,100 $897,823,651
a
$— $2,296,361,751
a
Includes foreign securities valued at $866,323,650 which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
World Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton World Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $8,956,597
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $30,702,727
Section 163(j) Interest Dividends Earned §163(j) $196,648

Templeton Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton\Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
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102 A 10/22
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $168,490 for the fiscal year ended August 31, 2022 and $164,793 for the fiscal year ended August 31, 2021.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,000 for the fiscal year ended August 31, 2022 and $6,266 for the fiscal year ended August 31, 2021. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2022 and $3,198 for the fiscal year ended August 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $181,126 for the fiscal year ended August 31, 2022 and $25,812 for the fiscal year ended August 31, 2021.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $187,126 for the fiscal year ended August 31, 2022 and $35,276 for the fiscal year ended August 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022